Other income (expense) (Tables)	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Disclosure Of Detailed Information About Financial Income Explanatory
The components of financial income for the three and six months ended June 30, 2023 and June 30, 2022 are as follows:

		Three months ended June 30,		Six months ended June 30,
(in KUSD)	Note	2023	2022	2023	2022
Interest income		2,372	16	4,547	36
Cumulative catch-up adjustment, deferred royalty obligation	17	—	—	—	18,288
Financial income		2,372	16	4,547	18,324

Disclosure Of Detailed Information About Financial Expense Explanatory
The components of financial expense for the three and six months ended June 30, 2023 and June 30, 2022 are as follows:

		Three months ended June 30,		Six months ended June 30,
(in KUSD)	Note	2023	2022	2023	2022
Cumulative catch-up adjustment, deferred royalty obligation	17	5,417	—	5,288	—
Deferred royalty obligation interest expense	17	5,829	5,545	11,575	11,687
Effective interest expense on senior secured term loan facility	13	4,480	—	9,020	—
Effective interest expense on convertible loans	14	—	3,126	—	6,148
Interest expense on leasing and other	12	131	130	262	183
Financial expense		15,857	8,801	26,145	18,018

Schedule of Other income (expense)	The components of non-operating (expense) income for the three and six months ended June 30, 2023 and June 30, 2022 are as follows:

		Three months ended June 30,		Six months ended June 30,
(in KUSD)	Note	2023	2022	2023	2022
Convertible loans, derivatives, change in fair value income	14	—	14,455	—	30,310
Deerfield warrant obligation, change in fair value income	15	20	—	636	—
Senior secured term loan facility, warrants, change in fair value (expense) income	13	(39)	—	617	—
Share of results with joint venture	11	(767)	(1,917)	(2,130)	(4,419)
Exchange differences gain (loss)		18	223	(34)	304
R&D tax credit		315	114	455	122
Non-operating (expense) income		(453)	12,875	(456)	26,317